Statements of Changes in Common Stock Subject to Possible Redemption and Stockholders' Deficit (Unaudited) - USD ($)	Common Stock Subject to Possible Redemption	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 17, 2021
Balance (in Shares) at Mar. 17, 2021
Net loss				(495)	(495)
Balance at Mar. 31, 2021				(495)	(495)
Balance (in Shares) at Mar. 31, 2021
Balance at Mar. 17, 2021
Balance (in Shares) at Mar. 17, 2021
Net loss					(31,434)
Balance at Jun. 30, 2021		$ 144	24,856	(31,434)	(6,434)
Balance (in Shares) at Jun. 30, 2021		1,437,500
Balance at Mar. 17, 2021
Balance (in Shares) at Mar. 17, 2021
Issuance of common stock to founders for cash		$ 144	24,856		25,000
Issuance of common stock to founders for cash (in Shares)		1,437,500
Sale of 5,733,920 Units, net of underwriting discounts and offering costs	$ 50,589,849
Sale of 5,733,920 Units, net of underwriting discounts and offering cost (in Shares)	5,733,920
Sale of 294,598 Private Units		$ 29	2,945,951		2,945,980
Sale of 294,598 Private Units (in Shares)		294,598
Private Warrant liability			(176,759)		(176,759)
Public Warrant allocation			3,201,884		3,201,884
Accretion of common stock to redemption value	$ 1,733,440		(1,733,440)		(1,733,440)
Forfeiture of founder’s shares (in Shares)		(4,020)
Net loss				(1,127,612)	(1,127,612)
Balance at Dec. 31, 2021	$ 52,323,289	$ 173	4,262,491	(1,127,612)	3,135,052
Balance (in Shares) at Dec. 31, 2021	5,733,920	1,728,078
Balance at Mar. 31, 2021				(495)	(495)
Balance (in Shares) at Mar. 31, 2021
Issuance of common stock to founders for cash		$ 144	24,856		25,000
Issuance of common stock to founders for cash (in Shares)		1,437,500
Net loss				(30,939)	(30,939)
Balance at Jun. 30, 2021		$ 144	24,856	(31,434)	(6,434)
Balance (in Shares) at Jun. 30, 2021		1,437,500
Balance at Dec. 31, 2021	$ 52,323,289	$ 173	4,262,491	(1,127,612)	3,135,052
Balance (in Shares) at Dec. 31, 2021	5,733,920	1,728,078
Accretion of common stock to redemption value	$ 1,099,501		(1,094,157)	(5,344)	(1,099,501)
Net loss				(1,322,607)	(1,322,607)
Balance at Mar. 31, 2022	$ 53,422,790	$ 173	3,168,334	(2,455,563)	712,944
Balance (in Shares) at Mar. 31, 2022	5,733,920	1,728,078
Balance at Dec. 31, 2021	$ 52,323,289	$ 173	4,262,491	(1,127,612)	3,135,052
Balance (in Shares) at Dec. 31, 2021	5,733,920	1,728,078
Net loss					(1,709,339)
Balance at Jun. 30, 2022	$ 54,618,164	$ 173	2,049,589	(2,918,924)	(869,162)
Balance (in Shares) at Jun. 30, 2022	5,733,920	1,728,078
Balance at Mar. 31, 2022	$ 53,422,790	$ 173	3,168,334	(2,455,563)	712,944
Balance (in Shares) at Mar. 31, 2022	5,733,920	1,728,078
Accretion of common stock to redemption value	$ 1,195,374		(1,118,745)	(76,629)	(1,195,374)
Net loss				(386,732)	(386,732)
Balance at Jun. 30, 2022	$ 54,618,164	$ 173	$ 2,049,589	$ (2,918,924)	$ (869,162)
Balance (in Shares) at Jun. 30, 2022	5,733,920	1,728,078